Business Combination - Summary Of Purchase Price Allocation (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Nov. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Property and equipment, net	¥ 14,914	$ 2,340,000	¥ 23,390
Goodwill	66,753	10,475,000	¥ 118,724		¥ 26,231
Haikou Cheng Tu [Member]
Business Acquisition [Line Items]
Purchase consideration	10,000
Cash	1
Prepayments and other current assets	1,133
Property and equipment, net	751
Customer relationships	10,000
Developed Technology	2,900
Accounts payable	(1,000)
Accrued expenses and other current liabilities	(245)
Other liabilities	(435)
Non-controlling interests	(7,718)
Goodwill	4,613
Shenzhen Lailai [Member]
Business Acquisition [Line Items]
Purchase consideration	62,452
Cash	912
Accounts receivable | $		5,903
Prepayments and other current assets	72
Property and equipment, net	15,673
Customer relationships	4,000
Developed Technology	2,900
Other assets	1,725
Short-term debt	(1,550)
Accounts payable	(2,857)
Accrued expenses and other current liabilities	(5,830)
Other liabilities	(1,725)
Non-controlling interests	(44,987)
Goodwill	88,216
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Purchase consideration					33,698
Cash					1,005
Short-term investments					5,540
Accounts receivable					8,278
Prepayments and other current assets					3,273
Customer relationships					20,600
Accounts payable					(9,380)
Accrued expenses and other current liabilities					(287)
Deferred tax liabilities					(5,150)
Goodwill					¥ 9,819
2020 Acquisitions [Member]
Business Acquisition [Line Items]
Purchase consideration	72,452
Cash	913
Accounts receivable | $		$ 7,036
Prepayments and other current assets	823
Property and equipment, net	25,673
Customer relationships	6,900
Developed Technology	2,900
Other assets	1,725
Short-term debt	(1,550)
Accounts payable	(3,857)
Accrued expenses and other current liabilities	(6,075)
Other liabilities	(2,160)
Non-controlling interests	(52,705)
Goodwill	92,829			¥ 88,216
2020 Acquisitions [Member] | Haikou Cheng Tu [Member]
Business Acquisition [Line Items]
Goodwill	¥ 4,613